Government Grants	12 Months Ended
Dec. 31, 2024
Government Grants [Abstract]
GOVERNMENT GRANTS
15.	GOVERNMENT GRANTS

The Company receives government grants related to its research and development activities. The amount of government grants received during the years ended December 31, 2024, 2023 and 2022 and recognized as other income were as follows:

	Years ended December 31,
Research and Development Projects	2024	2023	2022
Rapid detection of antibody-based pathogens	$-	$-	$42,055
Multi-marker test for the early detection of pancreatic cancer	46,087	27,741	108,999
	$46,087	$27,741	$151,054

As of December 31, 2024 and 2023, the grants for rapid detection of antibody-based pathogens and a multi-marker test for the early detection of pancreatic cancer had remaining grant balances of approximately $0 and $6,604, respectively. The open balances on these grants are contingent of the company proof that there was qualified work done on these projects. This will be evaluated in a yearly application to receive that grant money. Only after acceptance this becomes a receivable on the balance sheet.